Note 13 - Share-based Payments - Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares
Statement Line Items [Line Items]
Balance, number of options	2,045,835	3,602,501	3,767,500
Balance, weighted average exercise price	$ 0.18	$ 0.33	$ 0.48
Balance, weighted average remaining contract life	0.86	1.35	2.53
Granted, number of options	4,012,000	700,000	400,000
Granted, weighted average exercise price	$ 0.21	$ 0.69	$ 0.47
Granted, weighted average remaining contract life (in shares) | shares	2.76	0.64	1.43
Forfeited, number of options	9,750	1,000,000	(100,833)
Forfeited, weighted average exercise price	$ 0.24	$ 0.66	$ 0.70
Forfeited, weighted average remaining contract life (in shares) | shares	2.34	0.53	0.16
Expired, number of options	(2,049,085)	(957,500)	(25,000)
Expired, weighted average exercise price	$ 0.18	$ 0.81	$ 0.20
Expired, weighted average remaining contract life (in shares) | shares		0.6
Exercised, number of options		(299,166)	(439,166)
Exercised, weighted average exercise price		$ 0.18	$ 0.15
Exercised, weighted average remaining contract life (in shares) | shares		0.8	1.8
Balance, number of options	3,999,000	2,045,835	3,602,501
Balance, weighted average exercise price	$ 0.21	$ 0.18	$ 0.33
Balance, weighted average remaining contract life	2.77	0.86	1.35
Forfeited, number of options	(9,750)	(1,000,000)	100,833
Options exercisable, number of options	2,577,000	1,820,835	3,301,168
Options exercisable, weighted average exercise price	$ 0.21	$ 0.19	$ 0.39